Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-B OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2015

Collection Period	31-Jul-15	30/360 Days	23	Collection Period Start	22-Jul-15
Distribution Date	17-Aug-15	Actual/360 Days	26	Collection Period End	31-Jul-15
				Prior Month Settlement Date	22-Jul-15
				Current Month Settlement Date	17-Aug-15

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,424,589,987.18	1,424,589,987.18	1,378,414,329.53	1.015776
Yield Supplement Overcollaterization		67,584,220.84	67,584,220.84	64,795,471.73
Total Adjusted Portfolio		1,357,005,766.34	1,357,005,766.34	1,313,618,857.80
Total Adjusted Securities		1,357,005,766.34	1,357,005,766.34	1,313,618,857.80	0.968027
Class A-1 Notes	0.38000%	270,000,000.00	270,000,000.00	226,613,091.46	0.839308
Class A-2a Notes	0.83000%	200,000,000.00	200,000,000.00	200,000,000.00	1.000000
Class A-2b Notes	0.46900%	290,000,000.00	290,000,000.00	290,000,000.00	1.000000
Class A-3 Notes	1.34000%	410,000,000.00	410,000,000.00	410,000,000.00	1.000000
Class A-4 Notes	1.79000%	132,710,000.00	132,710,000.00	132,710,000.00	1.000000
Certificates	0.00000%	54,295,766.34	54,295,766.34	54,295,766.34	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	43,386,908.54	74,100.00	160.6922539	0.2744444
Class A-2a Notes	0.00	106,055.56	-	0.5302778
Class A-2b Notes	0.00	98,229.44	-	0.3387222
Class A-3 Notes	0.00	351,005.56	-	0.8561111
Class A-4 Notes	0.00	151,768.63	-	1.1436111
Certificates	0.00	0.00	-	-
Total Securities	43,386,908.54	781,159.19

I. COLLECTIONS

Interest:
Interest Collections		2,942,520.31
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,942,520.31

Principal:
Principal Collections		46,053,396.96
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		46,053,396.96

Recoveries of Defaulted Receivables		0.00
Servicer Advances		0.00

Total Collections		48,995,917.27

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	67,819	1,357,005,766.34
Total Principal Payment		43,386,908.54
	66,852	1,313,618,857.80

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-B OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2015

III. DISTRIBUTIONS

Total Collections	48,995,917.27
Reserve Account Draw	0.00
Total Available for Distribution	48,995,917.27

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	1,187,158.32
Servicing Fee Paid	1,187,158.32
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	74,100.00

Class A-1 Notes Monthly Interest Paid	74,100.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	106,055.56

Class A-2a Notes Monthly Interest Paid	106,055.56
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	98,229.44

Class A-2b Notes Monthly Interest Paid	98,229.44
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	351,005.56

Class A-3 Notes Monthly Interest Paid	351,005.56
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	151,768.63

Class A-4 Notes Monthly Interest Paid	151,768.63
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-B OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2015

Total Note Monthly Interest
Total Note Monthly Interest Due	781,159.19
Total Note Monthly Interest Paid	781,159.19
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	47,027,599.76

4. Total Monthly Principal Paid on the Notes	43,386,908.54

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	43,386,908.54
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,640,691.22
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	3,640,691.22

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,392,514.42
Required Reserve Account Amount	3,392,514.42
Beginning Reserve Account Balance	3,392,514.42
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,392,514.42

Required Reserve Account Amount for Next Period	3,392,514.42

VI. POOL STATISTICS

Weighted Average Coupon	2.42%
Weighted Average Remaining Maturity	57.25

Principal Recoveries of Defaulted Receivables	0.00
Principal on Defaulted Receivables	122,260.69
Pool Balance at Beginning of Collection Period	1,424,589,987.18
Net Loss Ratio	0.10%

Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.00%
Net Loss Ratio for Current Collection Period	0.10%
Average Net Loss Ratio	0.03%

Cumulative Net Losses for all Periods	122,260.69

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-B OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2015

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,105,819.78	99
61-90 Days Delinquent	0.00	0
91-120 Days Delinquent	0.00	0
Total Delinquent Receivables:	2,105,819.78	99
61+ Days Delinquencies as Percentage of Receivables	0.00%	0.00%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.00%
Delinquency Ratio for Current Collection Period		0.00%
Average Delinquency Ratio		0.00%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO